Filed pursuant to Rule 497(e)

Registration No. 333-271700

THEMES ETF TRUST

Leverage Shares 2X Long FCX Daily ETF

Supplement dated February 18, 2026, to the Fund’s

Statement of Additional Information, dated January 12, 2026

The ticker symbol of the Leverage Shares 2X Long FCX Daily ETF (the “Fund”) on the cover of the Statement of Additional Information is changed from FCSG to FCXG. Shareholders do not need to take any action in connection with this update.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE